Nature of the Business - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	Aug. 11, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Nature Of Business [Line Items]
Reverse split, description		1-for-0.159 reverse split
Reverse split, ratio		6.289
Net losses		$ 34,945	$ 16,705
Accumulated deficit		250,935		$ 215,990
Net cash flow used in operating and investing activities		36,500
Cash and cash equivalents		$ 195,765	$ 52,462	$ 229,974
American Depositary Shares
Nature Of Business [Line Items]
Proceeds from issuance of ADSs in initial public offering, net of issuance costs	$ 161,800
American Depositary Shares | IPO
Nature Of Business [Line Items]
Issuance of shares, Shares | shares	9,951,591
Ordinary shares, price per share | $ / shares	$ 18.00
American Depositary Shares | Overallotment Options to Underwriters
Nature Of Business [Line Items]
Issuance of shares, Shares | shares	1,128,062